Subsequent Event (Details Narrative)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2013 $ / shares shares	May 09, 2017 $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares
Debt Instrument, Converted Amount				$ 277,208	$ 70,478		$ 389,100	$ 602,374
Common Stock, Par Value | $ / shares	$ .001			$ .001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized | shares	2,000,000,000			2,000,000,000			2,000,000,000	2,000,000,000	375,030,000	2,000,000,000	375,030,000	900,000
Stock split ratio		0.05		0.05			0.05	0.01	4.1671
Accrued expenses	$ 1,188,520			$ 1,188,520			$ 937,783	$ 530,150
Consulting expenses	$ 95,375		$ 5,850	$ 100,000	$ 16,075		$ 45,554	$ 16,000
Consulting Agmt #2
Date of Agreement						Nov. 13, 2017
Consulting expenses						$ 7,000
Debt Conversion #165
Date of Issuance						Oct. 03, 2017
Debt Instrument, Converted Amount						$ 10,931
Common Stock, shares issued | shares						43,900,000
Common Stock, price per share | $ / shares						$ 0.00025
Debt Conversion #166
Date of Issuance						Oct. 05, 2017
Debt Instrument, Converted Amount						$ 7,582
Common Stock, shares issued | shares						30,448,193
Common Stock, price per share | $ / shares						$ 0.00025
Convertible Prom Note #45
Convertible Note						$ 34,500
Interest Rate						10.00%
Due Date						Aug. 03, 2018
Date of Issuance						Nov. 03, 2017
Original Issue Discount						$ 3,450